STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—98.7%
Alabama—0.9%
$1,000,000 Tuscaloosa County, AL IDA (Hunt Refining)	4.500%	05/01/2032	$ 1,080,800

Alaska—1.0%
1,000,000 AK Municipal Bond Bank Authority	5.000	02/01/2034	1,182,990

Arizona—4.1%
100,000 AZ IDA (Mater Academy of Nevada)	5.250	12/15/2038	107,319
300,000 Festival Ranch, AZ Community Facilities District[1]	4.000	07/15/2034	328,446
350,000 Festival Ranch, AZ Community Facilities District[1]	4.000	07/15/2034	383,210
1,000,000 Maricopa County, AZ IDA (Benjamin Franklin
Charter School)	6.000	07/01/2052	1,126,780
340,000 Maricopa County, AZ Pollution Control (Southern
California Edison Co. )	5.000	06/01/2035	348,598
2,000,000 Salt Verde, AZ Financial Corp.	5.000	12/01/2037	2,602,080
			4,896,433

California—6.7%
1,000,000 CA Municipal Finance Authority (Lax Integrated
Express Solutions)	5.000	12/31/2035	1,189,920
1,000,000 CA Municipal Finance Authority (Lax Integrated
Express Solutions)	5.000	12/31/2037	1,182,180
10,800,000 CA Silicon Valley Tobacco Securitization Authority	7.049 [2]	06/01/2056	924,696
500,000 CA Statewide Financing Authority Tobacco
Settlement	9.840 [2]	06/01/2055	17,610
2,000,000 Oak Grove, CA School District	0.000 [3]	08/01/2042	1,114,700
25,000 Oxnard, CA Gas Tax	4.625	09/01/2032	25,056
1,000,000 San Jose, CA Airport (Norman Y Mineta San Jose
International Airport)	5.000	03/01/2041	1,165,540
1,670,000 San Jose, CA Airport (Norman Y Mineta San Jose
International Airport)	5.000	03/01/2047	1,934,745
3,000,000 Southern CA Tobacco Securitization Authority	8.000 [2]	06/01/2046	404,580
			7,959,027

Colorado—0.4%
15,000 CO Health Facilities Authority (Catholic Health
Initiatives)	4.625	09/01/2039	15,025
500,000 Hunting Hill, CO Metropolitan District	5.625	12/01/2048	520,550
			535,575

Connecticut—0.0%
15,000 South Central, CT Regional Water Authority	4.500	08/01/2038	15,023

District of Columbia—2.9%
5,000 District of Columbia (Hsg. Production Trust-New
Communities Project)	4.250	06/01/2037	5,007
1,500,000 Metropolitan Washington D. C. Airport Authority[1]	5.000	10/01/2040	1,816,770

1 INVESCO OPPENHEIMER MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
District of Columbia (Continued)
$1,500,000 Metropolitan Washington D. C. Airport Authority
(Dulles Toll Road)	5.000%		10/01/2053	$ 1,596,375
				3,418,152

Florida—2.2%
2,510,000 Jea, FL Water & Sewer System	1.970	[4]	10/01/2036	2,510,000
100,000 Lake Helen, FL Educational Facilities (Ivy Hawn
Charter School)	5.750		07/15/2053	105,323
25,000 Miami Beach, FL Health Facilities Authority (Mt.
Sinai Medical Center)	4.250		11/15/2034	25,095
				2,640,418

Georgia—6.3%
1,275,000 Atlanta, GA Tax Allocation (Beltline)	5.000		01/01/2026	1,297,338
1,035,000 Cobb County, GA Kennestone Hospital Authority
(CHosp/PMedC/DHosp/KH/WHS/CHSF/WGMC/
WHS/WAMC/WNFH/WSRH/WSGH/WMG
Obligated Group)	5.000		04/01/2042	1,197,598
100,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)	5.750		12/01/2033	102,703
285,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)	6.250		12/01/2048	294,872
165,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)	6.500		12/01/2053	172,234
115,000 Floyd County, GA Devel. Authority (Spires at Berry
College)	6.000		12/01/2038	118,304
285,000 GA Main Street Natural Gas	5.000		05/15/2049	384,311
1,000,000 GA Municipal Electric Authority	5.000		01/01/2044	1,161,600
2,000,000 Houston County, GA Healthcare System	5.000		10/01/2031	2,196,260
100,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	5.500	[4]	12/01/2053	102,590
250,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	6.375		12/01/2053	262,148
265,000 Valdosta & Lowndes County, GA Hospital
Authority (South Georgia Medical Center)	5.000		10/01/2033	265,072
				7,555,030

Illinois—0.0%
25,000 Chicago, IL GO	4.500		01/01/2028	25,048
30,000 Chicago, IL GO	4.500		01/01/2028	30,058
				55,106

Indiana—4.0%
2,500,000 IN Finance Authority Wastewater (Citizens
Wastewater of Westfield)	5.000		10/01/2048	3,017,175

2 INVESCO OPPENHEIMER MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Indiana (Continued)
$1,500,000 Indianapolis, IN Local Public Improvement Bond
Bank	5.000%	02/01/2049	$ 1,803,360
			4,820,535

Iowa—0.3%
100,000 Clear Lake, IA Senior Hsg. (Timbercrest
Apartments)	6.000	10/01/2048	108,665
200,000 IA Tobacco Settlement Authority (TASC)	5.625	06/01/2046	200,000
			308,665

Kentucky—1.5%
1,500,000 KY Property & Building Commission	5.000	05/01/2032	1,819,770

Louisiana—1.9%
2,000,000 New Orleans, LA Aviation Board	5.000	01/01/2048	2,272,440

Massachusetts—2.5%
5,000 MA Devel. Finance Agency (Park School Corp. )	4.500	09/01/2036	5,010
2,555,000 MA Transportation Fund (Rail Enhancement &
Accelerated Bridge Programs)	5.000	06/01/2047	3,017,097
			3,022,107

Michigan—2.3%
150,000 Detroit, MI Downtown Devel. Authority	5.000	07/01/2043	165,358
1,350,000 Detroit, MI Downtown Devel. Authority	5.000	07/01/2048	1,483,623
1,000,000 MI Finance Authority (Lawrence Technological
University)	5.250	02/01/2032	1,093,290
			2,742,271

Minnesota—15.7%
25,000 Anoka County, MN Hsg. & Redevel. Authority
(Premier FMC)	6.625	05/01/2030	25,523
1,000,000 Anoka County, MN Hsg. & Redevel. Authority
(Woodland Park Apartments)	5.000	04/01/2027	1,002,090
530,000 Breckenridge, MN (Catholic Health Initiatives)	5.000	05/01/2030	535,947
650,000 Brooklyn Park, MN Charter School (Athlos
Leadership Academy)	5.500	07/01/2035	684,879
410,000 Buffalo, MN Health Care (Central Minnesota
Senior Hsg. )	5.375	09/01/2026	410,127
10,000 Buffalo, MN Health Care (Central Minnesota
Senior Hsg. )	5.500	09/01/2033	10,001
1,000,000 Chicago, MN Hsg. & Healthcare (CDL Homes)	6.000	08/01/2043	1,080,440
200,000 Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	200,040
750,000 Dakota County, MN Community Devel. Agency
(Ebenezer Ridges Assisted Living)	5.750	11/01/2033	784,500
2,300,000 Dakota County, MN Community Devel. Agency
(Sanctuary at West St. Paul)	6.000	08/01/2035	2,354,326
500,000 Hayward, MN Hsg. & Health Care Facilities (St.
John's Lutheran Home of Alberta)	5.375	10/01/2044	516,670

3 INVESCO OPPENHEIMER MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Minnesota (Continued)
$115,000 International Falls, MN Solid Waste Disposal
(Boise Cascade Corp. )	6.850%	12/01/2029	$ 116,604
250,000 Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	250,252
500,000 Maplewood, MN Health Care Facility (VOA Care
Centers)	5.375	10/01/2024	500,405
3,090 Minneapolis & St. Paul, MN Hsg. Finance Board
(Single Family Mtg. )	5.000	12/01/2038	3,092
14,511 Minneapolis & St. Paul, MN Hsg. Finance Board
(Single Family Mtg. )	5.250	12/01/2040	14,620
15,000 Minneapolis & St. Paul, MN Hsg. Finance Board
(Single Family Mtg. )	5.520	03/01/2041	15,213
500,000 Minneapolis, MN Devel. (Limited Tax Supported
Community Bond Fund)	6.000	12/01/2040	531,190
150,000 MN HEFA (College of St. Scholastica)	6.000	12/01/2028	152,622
500,000 MN HEFA (College of St. Scholastica)	6.300	12/01/2040	508,010
500,000 MN HEFA (Hamline University)	5.000	10/01/2040	552,330
1,050,000 MN HFA (Rental Hsg. )	5.300	08/01/2044	1,141,171
750,000 MN Municipal Power Agency	5.250	10/01/2035	784,492
1,000,000 Ramsey, MN (Pact Charter School)	5.500	12/01/2033	1,042,340
750,000 Rochester, MN Health Care Facilities (Olmstead
Medical Center)	5.875	07/01/2030	780,375
175,000 St. Louis Park, MN EDA (Hoigaard Village)1	5.000	02/01/2023	175,142
500,000 St. Paul, MN Hsg. & Redevel. Authority (2700
University Westgate Station)	5.250	04/01/2043	512,765
25,000 St. Paul, MN Hsg. & Redevel. Authority (Allina
Health System)	5.250	11/15/2028	25,377
600,000 St. Paul, MN Hsg. & Redevel. Authority
(Bridgecreek Senior Place)	7.000	09/15/2037	600,234
300,000 St. Paul, MN Hsg. & Redevel. Authority (Great
Northern Lofts)	6.250	03/01/2029	287,190
375,000 St. Paul, MN Hsg. & Redevel. Authority (Nova
Classical Academy)	6.375	09/01/2031	404,006
1,375,000 St. Paul, MN Port Authority (Regions Hospital
Parking Ramp)	5.000	08/01/2036	1,377,503
900,000 Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	900,738
510,000 Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	510,337
			18,790,551

Missouri—3.7%
900,000 Boone County, MO Hospital (Boone Hospital
Center)	5.000	08/01/2031	995,868
500,000 MO H&EFA (Maryville University of St. Louis)	5.000	06/15/2045	575,090
2,395,000 St. Louis, MO Land Clearance Authority (Scottrade
Center)	5.000	04/01/2048	2,771,231

4 INVESCO OPPENHEIMER MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
Missouri (Continued)
$100,000 Western Gateway, MO Transportation Devel.
District (I-470)	5.250%		12/01/2048	$ 103,216
				4,445,405

New Jersey—0.2%
100,000 NJ EDA (Golden Door Charter School)	6.500		11/01/2052	111,462
95,000 NJ EDA (Newark Downtown District Management
Corp. )	5.125		06/15/2037	111,551
				223,013

New York—11.8%
2,150,000 Hudson Yards, NY Infrastructure Corp.	5.000		02/15/2045	2,532,657
2,000,000 L. I. , NY Power Authority	5.000		09/01/2042	2,386,300
2,000,000 NY MTA, Series B	5.000		11/15/2044	2,222,560
2,335,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.250		10/01/2035	3,097,121
1,395,000 NYS Thruway Authority	5.250		01/01/2056	1,612,522
2,000,000 Syracuse, NY IDA (Carousel Center)	5.000		01/01/2034	2,183,920
				14,035,080

North Carolina—1.0%
10,000 Nash, NC Health Care Systems	5.000		11/01/2030	10,023
1,000,000 NC Turnpike Authority (Monroe Connector
System)	5.000		07/01/2047	1,128,020
				1,138,043

Ohio—2.2%
1,000,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.750		06/01/2034	973,750
500,000 Gallia County, OH Hospital Facilities
(Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000		07/01/2042	566,075
5,000 Montgomery County, OH (Catholic Health
Initiatives)	5.000		05/01/2039	5,014
1,000,000 OH Higher Education Facility Commission
(University of Findlay)	5.000		03/01/2039	1,103,060
				2,647,899

Oregon—1.0%
1,250,000 Multnomah Clackamas County, OR School
District No. 10	3.606	[2]	06/15/2038	666,888
1,000,000 Multnomah Clackamas County, OR School
District No. 10	3.646	[2]	06/15/2039	510,540
				1,177,428

Pennsylvania—4.5%
145,000 Dallas, PA Area Municipal Authority (Misericordia
University)	5.000		05/01/2039	163,467
560,000 Dallas, PA Area Municipal Authority (Misericordia
University)	5.000		05/01/2048	622,440

5 INVESCO OPPENHEIMER MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$1,500,000 Luzerne County, PA IDA (Pennsylvania-American
Water Company)	5.500%	12/01/2039	$ 1,524,630
750,000 PA State Public School Building Authority
(Philadelphia School District)	5.000	06/01/2031	885,630
1,905,000 PA Turnpike Commission	5.000	12/01/2041	2,157,984
			5,354,151

Rhode Island—0.2%
2,080,000 RI Tobacco Settlement Financing Corp. (TASC)	7.212 [2]	06/01/2052	230,610

South Carolina—1.5%
50,000 Barnwell, SC Facilities Corp.	4.500	09/01/2038	50,088
1,500,000 SC Public Service Authority	5.000	12/01/2050	1,687,965
			1,738,053

Tennessee—0.1%
100,000 Nashville, TN Metropolitan Development & Hsg.
Agency (Fifth & Broadway Devel. District)	5.125	06/01/2036	108,831

Texas—4.4%
100,000 Arlington, TX Higher Education Finance Corp.
(Winfree Academy Charter School)	5.750	08/15/2043	105,812
2,000,000 Austin, TX Community College District	5.000	08/01/2042	2,378,020
500,000 Clifton, TX Higher Education Finance Corp.
(International American Education Federation)	6.125	08/15/2048	545,355
25,000 McKinney, TX Independent School District	4.750	02/15/2034	25,056
15,000 San Jacinto, TX River Authority	4.375	10/01/2035	15,029
1,860,000 TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	2,174,191
			5,243,463

Utah—4.4%
1,000,000 Salt Lake City, UT Airport	5.000	07/01/2043	1,179,950
1,500,000 Salt Lake City, UT Airport	5.000	07/01/2047	1,766,625
2,000,000 Salt Lake City, UT Airport	5.000	07/01/2047	2,316,280
			5,262,855

Virginia—0.9%
1,000,000 Farmville, VA IDA (Longwood Hsg. Foundation)	5.000	01/01/2055	1,114,330

Washington—2.4%
2,000,000 Central Puget Sound, WA Regional Transit
Authority	5.000	11/01/2046	2,860,360

Wisconsin—7.7%
1,235,000 Somers Village, WI Tax Increment	4.850	06/01/2036	1,308,828
2,100,000 WI Public Finance Authority (CHF-Wilmington-
University of North Carolina)	5.000	07/01/2058	2,358,741
100,000 WI Public Finance Authority (North Carolina
Leadership Academy)	5.000	06/15/2039	105,612

6 INVESCO OPPENHEIMER MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Wisconsin (Continued)
$100,000 WI Public Finance Authority (Traders Point
Christian Schools)	5.375%	06/01/2044	$ 102,816
100,000 WI Public Finance Authority (Traders Point
Christian Schools)	5.500	06/01/2054	102,639
500,000 WI Public Finance Authority Charter School
(Barton College)	5.000	03/01/2048	523,960
2,000,000 WI Public Finance Authority Charter School
(Denver International Airport Great Hall)	5.000	09/30/2049	2,275,820
1,500,000 WI Public Finance Authority Educational Facility
(Wingate University)	5.250	10/01/2048	1,706,400
500,000 WI Public Finance Authority Student Hsg.
(Appalachian State University)	5.000	07/01/2035	590,650
100,000 WI Public Finance Authority Student Hsg.
(Appalachian State University)	5.000	07/01/2058	111,992
			9,187,458

Total Municipal Bonds and Notes (Cost $110,583,087)			117,881,872

Total Investments, at Value (Cost $110,583,087) —98.7%			117,881,872
Net Other Assets (Liabilities) —1.3			1,548,793
Net Assets—100.0%			$119,430,665

Footnotes to Statement of Investments
1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
2. Zero coupon bond reflects effective yield on the original acquisition date.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:
CHF	City Hospital Foundation
CHosp	Cobb Hospital
CHSF	CHS Foundation
DHosp	Douglas Hospital
EDA	Economic Devel. Authority
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
KH	Kennestone Hospital
L. I.	Long Island

7 INVESCO OPPENHEIMER MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
MTA	Metropolitan Transportation Authority
NYS	New York State
PHS	Pinnacle Health System
PMedC	Paulding Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
VOA	Volunteers of America
WAMC	WellStar Atlanta Medical Center
WGMC	West Georgia Medical Center
WHS	WellStar Health System
WMG	WellStar Medical Group
WNFH	WellStar North Fulton Hospital
WSGH	WellStar Sylvan Grove Hospital
WSRH	WellStar Spalding Regional Hospital

The valuation policy and a listing of other significant
accounting policies are available in the most recent shareholder report.

8 INVESCO OPPENHEIMER MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
As of June 30, 2019, all of the securities in this Fund were valued based on Level 2 inputs
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

9 INVESCO OPPENHEIMER MUNICIPAL FUND